Disclosures on equity - Reserves in Equity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous equity [abstract]
Reserve for currency exchange conversion	$ 11,824	$ (38,024)	$ (4,921)
Reserve for cash flow hedges	4,619	7,314	(930)
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income	1,406	(5,702)	122,294
Reserve for actuarial gains or losses in defined benefit plans	(12,232)	(11,179)	(13,454)
Other reserves	75,714	10,175	11,881
Total	$ 81,331	$ (37,416)	$ 114,870	$ (31,125)